Insurance Contract Liabilities and Reinsurance Assets - Summary of Actuarial Methods and Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	$ 287	$ 563
Attributed to participating policyholders' account	222	301
Attributed to shareholders'account	65	262
Change in net income attributed to shareholders	(41)	(198)
Mortality and morbidity updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	350	(304)
Attributed to participating policyholders' account		(1)
Attributed to shareholders'account	350	(303)
Change in net income attributed to shareholders	(257)	232
Lapses and policyholder behavior updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	686	893
Attributed to participating policyholders' account	18	0
Attributed to shareholders'account	668	893
Change in net income attributed to shareholders	(534)	(682)
Expense Updates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	(653)
Attributed to participating policyholders' account	(25)
Attributed to shareholders'account	(628)
Change in net income attributed to shareholders	503
Investment return assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	(257)	(212)
Attributed to participating policyholders' account	(2)	(153)
Attributed to shareholders'account	(255)	(59)
Change in net income attributed to shareholders	168	31
Other updates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	110	228
Attributed to participating policyholders' account	231	455
Attributed to shareholders'account	(121)	(227)
Change in net income attributed to shareholders	119	190
Long term care triennial review [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Total	51	(42)
Attributed to participating policyholders' account		0
Attributed to shareholders'account	51	(42)
Change in net income attributed to shareholders	$ (40)	$ 31